Variable Interest Entities and Securitizations - Additional Information (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2017	Mar. 31, 2017	Apr. 01, 2016
Variable Interest Entity [Line Items]
Decrease to the beginning balance of retained earnings			¥ (329)
Iincrease to the beginning balance of Accumulated other comprehensive income			330
Total assets	¥ 208,977,063	¥ 200,456,304
Noncontrolling interests	499,161	510,700
Total liabilities	199,776,302	191,684,247
Consolidated certain investment funds | Restatement Adjustment
Variable Interest Entity [Line Items]
Total assets			16,000
Noncontrolling interests			16,000
Deconsolidated certain investment funds | Restatement Adjustment
Variable Interest Entity [Line Items]
Total assets			(54,000)
Noncontrolling interests			(27,000)
Total liabilities			¥ (27,000)
Assets associated with securitization transactions
Variable Interest Entity [Line Items]
Transferred assets continue to be carried on the consolidated balance sheets	235,000	244,000
Assets associated with loan participation transactions
Variable Interest Entity [Line Items]
Transferred assets continue to be carried on the consolidated balance sheets	¥ 113,000	¥ 91,000